Trade Receivables, Net (Restated) (Details) (USD $)	Dec. 31, 2013	Jun. 30, 2013	Jun. 30, 2012
Schedule of trade receivables
Trade receivables	$ 27,602,077	$ 27,740,315	$ 27,328,853
Allowance for bad debt	(833,486)	(731,475)	(751,563)
Total trade receivables, net	$ 26,768,591	$ 27,008,840	$ 26,577,290